Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,314	$ 4,652
Short-term deposit	7,560	3,496
Restricted Cash	124	121
Marketable debt securities	8,177	7,183
Other receivables	549	672
Total current assets	19,724	16,124
Investment in associate at fair value	1,593	2,119
Loan to associate	267	257
Total non-current assets	1,860	2,376
Total assets	21,584	18,500
Current liabilities
Trade payables	1,674	1,308
Other payables	798	865
Total current liabilities	2,472	2,173
Stockholders’ equity
Ordinary shares par value NIS 1.80 per share; Authorized 900,000,000 as of September 30, 2025 and 50,000,000 as of December 31, 2024; Issued and outstanding: 5,479,231 shares as of September 30, 2025 and 1,664,884 shares as of December 31, 2024	2,786	742
Additional paid-in capital	222,602	216,470
Accumulated other comprehensive loss	(316)	(416)
Accumulated deficit	(205,960)	(200,469)
Total stockholders’ equity	19,112	16,327
Total liabilities and stockholders’ equity	$ 21,584	$ 18,500